Summary of Commitments (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Off-balance sheet financial instruments	$ 5,724,000	$ 5,080,000
Commitments to Extend Credit
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Off-balance sheet financial instruments	4,733,000	4,196,000
Financial Standby Letter of Credit
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Off-balance sheet financial instruments	503,000	544,000
Standby Letters of Credit
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Off-balance sheet financial instruments	$ 488,000	$ 340,000